Balances and Transactions with Related Parties - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) Member MeetingSession	Dec. 31, 2017 CLF ( ) Member MeetingSession	Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($)	Jan. 01, 2016 USD ($)	[1]
Disclosure Of Transactions Between Related Parties [Line Items]
Number of members in Board of Directors | Member	7	7
Term of service for each director	3 years	3 years
Current accounts payable to related parties	$ 225,027,000		$ 166,854,000	[1]		$ 154,750,000
Compensation for managers	$ 4,165,000		5,248,000		$ 6,277,000
Chairman [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Description of Transaction	The compensation for the Chairman of the Board will be twice that of a Director.	The compensation for the Chairman of the Board will be twice that of a Director.
Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Description of Transaction	Each member of the Directors’ Committee will receive a variable compensation equal to 0.11765 thousandth of the profit for the year (attributable to shareholders of Enel Américas). Also each member will be paid a monthly compensation, one part in a fixed monthly fee and another part dependent on meetings attended.	Each member of the Directors’ Committee will receive a variable compensation equal to 0.11765 thousandth of the profit for the year (attributable to shareholders of Enel Américas). Also each member will be paid a monthly compensation, one part in a fixed monthly fee and another part dependent on meetings attended.
Compensation for managers	$ 118,000		$ 109,000		$ 159,000
Monthly Fee [Member] | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for managers |		60.00
Per Diem For Each Meeting [Member] | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for managers |		22.00
Enel Americas [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Amounts receivable from related parties	0
Current accounts payable to related parties	$ 0
Description of Transaction	The compensation consists of paying a variable annual compensation equal to one one-thousandth of the profit for the year (attributable to shareholders of Enel Américas). Also, each member of the Board of Directors will be paid a monthly compensation, one part a fixed monthly fee and another part dependent on meetings attended.	The compensation consists of paying a variable annual compensation equal to one one-thousandth of the profit for the year (attributable to shareholders of Enel Américas). Also, each member of the Board of Directors will be paid a monthly compensation, one part a fixed monthly fee and another part dependent on meetings attended.
Enel Americas [Member] | Monthly Fee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for managers |		180
Enel Americas [Member] | Per Diem For Each Meeting [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for managers |		66
Number of maximum meeting sessions for which compensation derived | MeetingSession	15	15

[1]	As Restated